Finance Items - Schedule of Finance Income and Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance income:
Interest income	$ 106,335	$ 154,668
Finance income	106,335	154,668
Finance costs:
Interest expense and similar charges	(401,582)	(382,082)
Amounts capitalized to property, plant and equipment	396,922	334,668
Accretion of decommissioning obligations	(5,361)	(5,075)
Finance costs	$ (10,021)	$ (52,489)